UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	431 N. Pennsylvania Street	Indianapolis, IN	46204
(Address of principal executive offices)	(Zip code)

J. Michael Landis

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	4/30

Date of reporting period:	7/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Toreador Large Cap Fund
Schedule of Investments
July 31, 2007
(Unaudited)

Common Stocks - 94.06%	Shares	Value

Aircraft Engines & Engine Parts - 2.10%
United Technologies Corp.	3,971	$ 289,764

Beverages - 1.82%
Constellation Brands, Inc. - Class A (a)	11,418	250,397

Biological Products - 1.61%
Amgen, Inc. (a)	4,117	221,248

Canned Fruits, Vegetables, Preserves, Jams & Jellies - 1.84%
Del Monte Foods Co.	21,899	254,028

Cogeneration Services & Small Power Producers - 1.22%
AES Corp. (a)	8,522	167,457

Computers & Office Equipment - 1.76%
International Business Machines Corp. (IBM)	2,187	241,992

Computer Storage Devices - 1.71%
Seagate Technology	9,998	235,053

Computer Communications Equipment - 1.75%
Cisco Systems, Inc. (a)	8,361	241,716

Crude Petroleum & Natural Gas - 5.64%
Apache Corp.	2,454	198,160
Devon Energy Corp.	2,486	185,480
Newfield Exploration Co. (a)	4,062	195,179
Occidental Petroleum Corp.	3,511	199,144
		777,963

Electric Services - 2.33%
FirstEnergy Corp.	2,772	168,399
Pinnacle West Capital Corp.	4,086	153,143
		321,542

Electronic Computers - 1.78%
Dell, Inc. (a)	8,762	245,073

Finance Lessors - 2.79%
American International Group, Inc.	3,355	215,324
CIT Group, Inc.	4,099	168,797
		384,121

Fire, Marine & Casualty Insurance - 4.63%
Chubb Corp.	4,385	221,048
HCC Insurance Holdings, Inc.	7,471	218,751
Philadelphia Consolidated Holding Corp. (a)	5,506	198,987
		638,786

General Industrial Machinery & Equipment - 2.16%
Ingersoll-Rand Co. Ltd. - Class A	5,911	297,442

Hospital & Medical Service Plans - 1.69%
CIGNA Corp.	4,516	233,206

       *See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 94.06% - continued	Shares	Value

Household Appliances - 0.96%
Whirlpool Corp.	1,300	$ 132,743

Industrial Instruments For Measurement, Display & Control - 2.08%
Danaher Corp.	3,829	285,950

Insurance Agents, Brokers & Service - 1.57%
Hartford Financial Services Group, Inc.	2,351	215,986

National Commercial Banks - 3.08%
Bank of America Corp.	4,603	218,274
Citigroup, Inc.	4,439	206,724
		424,998

Personal Credit Institutions - 1.45%
The First Marblehead Corp.	6,079	200,364

Petroleum Refining - 2.45%
Tesoro Corp.	3,277	163,195
Valero Energy Corp.	2,612	175,030
		338,225

Pharmaceutical Preparations - 3.10%
Forest Laboratories, Inc. (a)	4,782	192,236
Johnson & Johnson	3,888	235,224
		427,460

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.25%
Dow Chemical Co.	3,952	171,833

Printed Circuit Boards - 1.61%
Jabil Circuit, Inc.	9,836	221,605

Public Building & Related Furniture - 1.05%
Johnson Controls, Inc.	1,279	144,719

Retail - Auto & Home Supply Stores - 1.62%
AutoZone, Inc. (a)	1,756	222,678

Retail - Department Stores - 1.38%
Kohl's Corp. (a)	3,132	190,426

Retail - Lumber & Other Building Materials Dealers - 1.63%
Home Depot, Inc.	6,039	224,470

Retail - Drug Stores & Proprietary Stores - 1.64%
Walgreen Co.	5,104	225,495
*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 94.06% - continued	Shares	Value

Retail - Grocery Stores - 1.50%
Kroger Co.	7,970	$ 206,901

Retail - Variety Stores - 3.49%
Costco Wholesale Corp.	4,204	251,399
Target Corp.	3,798	230,045
		481,444

Rubber & Plastics Footwear - 1.93%
NIKE, Inc. - Class B	4,714	266,105

Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.04%
Northrop Grumman Corp.	3,688	280,657

Security Brokers, Dealers & Flotation Companies - 2.88%
Lehman Brothers Holdings, Inc.	3,138	194,556
Goldman Sachs Group, Inc.	1,074	202,277
		396,833

Semiconductors & Related Devices - 3.35%
MEMC Electronic Materials, Inc. (a)	3,784	232,035
Texas Instruments, Inc.	6,545	230,319
		462,354

Services - Computer Processing & Data Preparation - 1.49%
Fiserv, Inc. (a)	4,166	205,884

Services - Hospitals - 1.67%
Pediatrix Medical Group, Inc. (a)	4,252	229,438

Services - Medical Laboratories - 1.70%
Laboratory Corporation of America Holdings (a)	3,176	234,548

Services - Prepackaged Software - 1.64%
Oracle Corp. (a)	11,825	226,094

Services - Racing, Including Track Operation - 1.57%
International Speedway Corp. - Class A	4,528	216,846

Ship & Boat Building & Repairing - 2.00%
General Dynamics Corp.	3,515	276,138

State Commercial Banks - 1.58%
Capital One Financial Corp.	3,078	217,799

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.01%
Nucor Corp.	2,776	139,355

Telephone Communications (No Radiotelephone) - 1.74%
Verizon Communications, Inc.	5,616	239,354
*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 94.06% - continued	Shares	Value

Women's, Misses' & Junior's Outerwear - 1.74%
Liz Claiborne, Inc.	6,822	$ 239,725

Wholesale - Computers & Peripheral Equipment & Software - 1.63%
Ingram Micro, Inc. - Class A (a)	11,197	224,500

Wholesale - Industrial Machinery & Equipment - 1.40%
Airgas, Inc.	4,139	193,291

TOTAL COMMON STOCKS (Cost $13,373,418)		12,964,006

Exchange-Traded Funds - 5.08%
iShares Dow Jones U.S. Transportation Index Fund	2,966	266,940
Rydex S&P Equal Weight ETF	1,000	48,890
Health Care Select Sector SPDR Fund	6,019	202,660
SPDR Trust Series 1	1,250	182,000

TOTAL EXCHANGE-TRADED FUNDS (Cost $713,485)		700,490

Money Market Securities - 6.35%
Huntington Money Market Fund - Investment Shares, 4.47% (b)	875,146	875,146

TOTAL MONEY MARKET SECURITIES (Cost $875,146)		875,146

TOTAL INVESTMENTS (Cost $14,962,049) - 105.49%		$ 14,539,642

Liabilities in excess of other assets - (5.49)%		(756,789)

TOTAL NET ASSETS - 100.00%		$ 13,782,853

(a) Non-income producing
(b) Variable rate security; the money market rate shown represents the rate at July 31, 2007.

Tax Related
Unrealized appreciation		$ 286,061
Unrealized depreciation		(708,468)
Net unrealized depreciation		$ (422,407)

Aggregate cost of securities for income tax purposes		$ 14,962,049

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Related Notes to the Schedule of Investments
July 31, 2007 (Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of July 9, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
/s/ Anthony J Ghoston
Anthony J. Ghoston, President

Date	9/25/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Anthony J Ghoston
Anthony J. Ghoston, President

Date	9/25/07

By

__/s/ J Michael Landis
J. Michael Landis, Treasurer

Date	9/14/07

.